Share-based payments reserve	12 Months Ended
Aug. 31, 2024
Notes and other explanatory information [abstract]
Share-based payments reserve

16.	Share-based payments reserve

	For the year ended August 31,
	2024	2023
Balance at beginning of year	$8,807	$6,825
Share-based compensation expense	2,018	2,697
Transfer on exercise of options and other share-based awards	(1,674)	(715)
Balance at end of year	$9,151	$8,807

Omnibus Equity Incentive Plan

Effective June 26, 2019, the Company adopted the Omnibus Equity Incentive Plan dated June 26, 2019 (the “Omnibus Plan”), which Omnibus Plan was approved by the shareholders on August 16, 2019, subsequently updated and approved by the shareholders on February 25, 2022.

The purposes of the Omnibus Plan are: (a) to advance the interests of the Company by enhancing the ability of the Company and its subsidiaries to attract, motivate and retain employees, officers, directors, and consultants, which either of directors or officers may be consultants or employees; (b) to reward such persons for their sustained contributions; and (c) to encourage such persons to take into account the long-term corporate performance of the Company.

The Omnibus Plan provides for the grant of options, restricted share units, deferred share units and performance share units (collectively, the “Omnibus Plan Awards”).

The Omnibus Plan provides for the grant of other share-based awards to participants (“Other Share-Based Awards”), which awards would include the grant of common shares. All Other Share-Based Awards will be granted by an agreement evidencing the Other Share-Based Awards granted under the Omnibus Plan. Subject to adjustments as provided for under the Omnibus Plan, the maximum number of shares issuable pursuant to Omnibus Plan Awards outstanding at any time under the Omnibus Plan shall not exceed 10% of the aggregate number of common shares outstanding from time to time on a non-diluted basis; provided that the acquisition of common shares by the Company for cancellation shall not constitute non-compliance with the Omnibus Plan for any Omnibus Plan Awards outstanding prior to such purchase of common shares for cancellation.

Share-based compensation expense for the year ended August 31, 2024 totaled $2.0 million (2023: $2.7 million) including $0.1 million (2023: $0.2 million) to consultants for marketing services.

As at August 31, 2024, the Company had 5,997,632 (August 31, 2023 – 3,617,450) share awards available for issuance under the Omnibus Equity Incentive Plan.

a)	Stock options

Canadian Dollar denominated stock options

	Number of stock options	Weighted average exercise price per share
Balance – August 31, 2022	5,336,000	CAD $0.41
Options exercised(1)	(350,000)	CAD $0.42
Balance – August 31, 2024 and August 31, 2023	4,986,000	CAD $0.41

(1)	The weighted average share price at the time of the option exercise was C$0.75.

Options to purchase common shares carry exercise prices and terms to maturity as follows:

				Remaining
	Number of options		Expiry	contractual
Exercise price	Outstanding	Exercisable	Date	life (years)
C$0.35	100,000	100,000	January 2, 2027	2.3
C$0.40	2,259,000	2,259,000	October 11, 2026	2.1
C$0.40	95,000	95,000	October 6, 2024	0.1
C$0.43	2,065,000	2,065,000	September 29, 2026	2.1
C$0.43	467,000	467,000	October 6, 2024	0.1
C$0.41(1)	4,986,000	4,986,000		1.9

(1)	Total represents weighted average.

US Dollar denominated stock options

	Number of stock options	Weighted average exercise price per share
Balance – August 31, 2022	7,375,000	$0.50
Options granted	3,075,000	$0.45
Balance – August 31, 2024 and August 31, 2023	10,450,000	$0.49

Options to purchase common shares carry exercise prices and terms to maturity as follows:

				Remaining
	Number of options		Expiry	contractual
Exercise price	Outstanding	Exercisable	Date	life (years)
USD $0.50	7,375,000	4,425,000	August 17, 2027	3.0
USD $0.45	3,075,000	1,230,000	August 28, 2028	4.0
USD $0.49(1)	10,450,000	5,655,000		3.3

(1)	Total represents weighted average.

The grant date fair value of options was calculated using the Black-Scholes Option Pricing Model with the following assumptions:

For the year ended August 31, 2023
Grant-date share price	$0.41
Weighted average grant-date fair value	$0.16
Exercise price	0.45
Risk-free interest rates	4.41% - 4.78%
Expected life of stock options (in years)(1)	2.5 – 3.4
Expected volatility of share price(2)	49% - 55%
Expected dividend yield	0%

(1)	The expected life term of stock options granted is derived from the remaining contractual term.
(2)	The Company uses historical volatility to estimate the expected volatility of the Company’s share price.

For the year ended August 31, 2024, share-based payment expenses related to stock options totaled $0.7 million (2023 – $0.7 million).

b)	Restricted Share Units:

The following table sets out activity with respect to outstanding RSUs:

Number of RSUs
Balance – August 31, 2022	1,855,276
Granted	2,826,493
Forfeited	(267,412)
Exercised	(941,280)
Balance – August 31, 2023	3,473,077
Granted	57,432
Exercised	(2,032,124)
Balance – August 31, 2024	1,498,385

The grant date fair value of the RSUs generally approximates the cost of purchasing the shares in the open market. Once vested, the common shares are distributed, less any amount due for taxes, to settle the obligation.

For the year ended August 31, 2024, share-based payment expenses related to RSUs totaled $1.0 million (2023 - $0.5 million).